[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

August 30, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Invesco Unit Trusts, Municipal Series 1333 File No. 333-227977 CIK #0001689974

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on August 26, 2024.

Very truly yours,

/s/ Tara Baker

Tara Baker
Vice President, Business
Operations and Quality Assurance

Invesco Capital Markets, Inc.